Redemption Price Percentage (Detail)	12 Months Ended								1 Months Ended	12 Months Ended
	Dec. 31, 2012 6.0% Senior Notes Due 2022 2017	Dec. 31, 2012 6.0% Senior Notes Due 2022 2018	Dec. 31, 2012 6.0% Senior Notes Due 2022 2019	Dec. 31, 2012 6.0% Senior Notes Due 2022 2020 And Thereafter	Dec. 31, 2012 6 3/4 % Senior Notes Due 2020 2017	Dec. 31, 2012 6 3/4 % Senior Notes Due 2020 2015	Dec. 31, 2012 6 3/4 % Senior Notes Due 2020 2016	Dec. 31, 2012 6 3/4 % Senior Notes Due 2020 2018 And Thereafter	Dec. 27, 2012 7 3/4 % Senior Notes Due 2016	Dec. 31, 2011 7 3/4 % Senior Notes Due 2016 Two Thousand Eleven	Dec. 31, 2011 7 3/4 % Senior Notes Due 2016 Two Thousand Twelve	Dec. 31, 2011 7 3/4 % Senior Notes Due 2016 Two Thousand Thirteen	Dec. 31, 2011 7 3/4 % Senior Notes Due 2016 Two Thousand Fourteen And Thereafter
Long-Term Debt And Capital Lease Obligations [Line Items]
Redemption price percentage	103.00%	102.00%	101.00%	100.00%	101.125%	103.375%	102.25%	100.00%	102.583%	103.875%	102.583%	101.292%	100.00%